Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016
Longboard Fund Class A
Account Value [Line Items]
Accumulated Value	$ 21,243	$ 18,722	$ 18,186	$ 15,081	$ 16,783	$ 17,436	$ 13,567	$ 11,586	$ 12,247	$ 11,047	$ 9,424
Longboard Fund Class I
Account Value [Line Items]
Accumulated Value	23,221	20,409	19,784	16,359	18,162	18,814	14,606	12,440	13,083	11,782	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value	11,836	11,258	10,676	10,538	10,769	11,734	11,781	10,768	10,120	10,158	10,000
SG Trend Index [Member]
Account Value [Line Items]
Accumulated Value	16,365	12,835	15,759	14,428	14,516	11,620	10,047	9,532	9,310	9,494	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 42,788	$ 32,969	$ 29,042	$ 22,656	$ 22,013	$ 22,079	$ 15,735	$ 13,945	$ 13,436	$ 11,747	$ 10,000